Cover Page	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	Nogin, Inc.
Entity Central Index Key	0001841800
Entity Tax Identification Number	86-1370703
Entity Incorporation, State Country Code	DE
Entity Address, Address Line One	1775 Flight Way
Entity Address, Address Line Two	STE 400
Entity Address, City Or Town	Tustin
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92782
City Area Code	949
Local Phone Number	222-0209
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Primary SIC Number	7372
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	1775 Flight Way
Entity Address, Address Line Two	STE 400
Entity Address, City Or Town	Tustin
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92782
City Area Code	949
Local Phone Number	222-0209
Contact Personnel Name	Michael Bassiri